Expense Example {- Franklin Mutual Global Discovery VIP Fund} - FTVIP Class 1-62 - Franklin Mutual Global Discovery VIP Fund - Class 1	May 01, 2021 USD ($)
Expense Example:
1 year	$ 99
3 years	309
5 years	536
10 years	$ 1,190